Share-based Compensation - Summary of Share-based Compensation Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock options and tandem SARs	$ 43.1	$ 14.8	$ 12.2
Accelerated vesting of Tim Hortons restricted stock units and performance stock units	14.8
Total share-based compensation expense	$ 57.9	$ 14.8	$ 12.2